Warrants (Details) (Warrant [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Warrant [Member]
Weighted-average assumptions were utilized in the fair value calculations for warrants granted
Expected dividend yield	0.00%	0.00%
Expected stock price volatility, minimum	93.00%	105.00%
Expected stock price volatility, maximum	108.00%	113.00%
Risk-free interest rate, minimum	0.14%	2.06%
Risk-free interest rate, maximum	2.60%	3.03%
Expected life of warrants, minimum	1 month 6 days	7 years 3 months 18 days
Expected life of warrants, maximum	9 years 1 month 6 days	9 years 9 months 18 days